Risk Management and Financial Instruments - Schedule of Assets and Liabilities Exposed to Floating Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Net exposure to the CDI rate:
Net exposure to the CDI rate	$ (363,253)	$ (731,190)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(139,812)	(480,617)
Assets exposure to the CPI rate:
Assets exposure to the CPI rate		49,144
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(205,262)	(283,886)
Liabilities exposure to the TJLP rate:
Liabilities exposure to the TJLP rate		(771)
CRA – Agribusiness Credit Receivable Certificates [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate		(60,676)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,163,028)	(2,101,681)
Credit note - export [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	(1,704)	(217,648)
Rural - Credit note - Prefixed [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate		(1,208)
Related party transactions [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	527	624
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	77,336	117,930
CDB-DI (Bank certificates of deposit) [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	790,370	943,526
Margin cash [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	132,687	31,566
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	3,867	51,751
Assets exposure to the CPI rate:
Assets exposure to the CPI rate		49,144
Subtotal [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	921,880	696,184
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,046,698)	(1,904,284)
Derivatives (Swap) [Member]
Net exposure to the CDI rate:
Net exposure to the CDI rate	(1,285,133)	(1,427,374)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	906,886	1,423,667
Treasury bills [Member]
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	35,127	27,716
Export credit note [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(102,367)
Prepayment [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(100,296)	(280,971)
Prepayment - exchange agreement [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(2,599)	(2,915)
Working Capital [Member]
Liabilities exposure to the TJLP rate:
Liabilities exposure to the TJLP rate		$ (771)